Goodwill and Intangible Assets, Net - Summary of Pre-tax Discount Rates and Long-term Growth Rates Used to Determine the Discounted Cash Flows (Detail)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Discount rates	7.80%	7.70%
Growth rates	2.50%	2.00%
United States [member]
Disclosure of information for cash-generating units [line items]
Discount rates	7.30%	7.80%	8.50%
Growth rates	2.00%	2.50%
Spain [member]
Disclosure of information for cash-generating units [line items]
Discount rates	7.70%	8.30%	8.80%
Growth rates	1.50%	1.60%	1.70%
Mexico [member]
Disclosure of information for cash-generating units [line items]
Discount rates	8.30%	9.00%	9.40%
Growth rates	1.10%	2.40%	3.00%
Colombia [member]
Disclosure of information for cash-generating units [line items]
Discount rates	8.40%	8.90%	9.50%
Growth rates	2.50%	3.70%	3.60%
France [member]
Disclosure of information for cash-generating units [line items]
Discount rates	7.40%	8.00%	8.40%
Growth rates	1.70%	1.40%	1.60%
United Arab Emirates [member]
Disclosure of information for cash-generating units [line items]
Discount rates	8.30%	8.80%	11.00%
Growth rates	2.60%	2.50%	2.90%
United Kingdom [member]
Disclosure of information for cash-generating units [line items]
Discount rates	7.40%	8.00%	8.40%
Growth rates	1.60%	1.50%	1.60%
Egypt [member]
Disclosure of information for cash-generating units [line items]
Discount rates	10.20%	10.30%	10.80%
Growth rates	5.60%	6.00%	6.00%
Bottom of range [member] | Other countries [member]
Disclosure of information for cash-generating units [line items]
Discount rates	7.20%	8.10%	8.50%
Growth rates	(0.30%)	1.60%	2.30%
Top of range [member] | Other countries [member]
Disclosure of information for cash-generating units [line items]
Discount rates	15.50%	11.00%	13.30%
Growth rates	6.50%	6.50%	6.90%